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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT
COMPANIES

Investment Company Act file number 811-21331

Evergreen Managed Income Fund
_____________________________________________________________
(Exact name of registrant as specified in charter)

200 Berkeley Street Boston, Massachusetts 02116
_____________________________________________________________
(Address of principal executive offices) (Zip code)

Michael H. Koonce, Esq.
200 Berkeley Street Boston, Massachusetts 02116
____________________________________________________________
(Name and address of agent for service)

Registrant's telephone number, including area code: (617) 210-3200

Date of fiscal year end: Registrant is making an annual filing for 1 of its series, Evergreen Managed Income Fund, for the year ended October 31, 2004. This 1 series has an October 31 fiscal year end.

Date of reporting period: October 31, 2004

Item 1 - Reports to Stockholders.

Evergreen Managed Income Fund

Evergreen

MANAGED INCOME FUND

Annual Report
as of October 31, 2004

Evergreen Investments℠
MUTUAL FUNDS

table of contents
1	L E T T E R T O S H A R E H O L D E R S
4	F I N A N C I A L H I G H L I G H T S
5	S C H E D U L E O F I N V E S T M E N T S
19	S TAT E M E N T O F A S S E T S A N D L I A B I L I T I E S
20	S T A T E M E N T O F O P E R A T I O N S
21	S T A T E M E N T S O F C H A N G E S I N N E T A S S E T S
22	N O T E S T O F I N A N C I A L S T A T E M E N T S
29	R E P O R T O F I N D E P E N D E N T R E G I S T E R E D P U B L I C A C C O U N T I N G F I R M
30	A U T O M A T I C D I V I D E N D R E I N V E S T M E N T P L A N
31	A D D I T I O N A L I N F O R M AT I O N
32	T R U S T E E S A N D O F F I C E R S

The fund will file its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund's Form N-Q will be available on the SEC's Web site at http://www.sec.gov. In addition, the fund's Form N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800.SEC.0330.

A description of the fund's proxy voting policies and procedures is available without charge, upon request, by calling 800.343.2898, by visiting our Web site at EvergreenInvestments.com or by visiting the SEC's Web site at http://www.sec.gov.

Information relating to how the fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available by visiting our Web site at EvergreenInvestments.com or by visiting the SEC's Web site at http://www.sec.gov.

Mutual Funds:
NOT FDIC INSURED	MAY LOSE VALUE	NOT BANK GUARANTEED

Evergreen InvestmentsSM is a service mark of Evergreen Investment Management Company, LLC. Copyright 2004.

LETTER TO SHAREHOLDERS

December 2004

Dennis H. Ferro
President and Chief
Executive Officer

Dear Shareholder,

We are pleased to provide the annual report for the Evergreen Managed Income Fund, which covers the twelve-month period ended October 31, 2004.

As we entered the investment period, the portfolio team for the Managed Income Fund had to navigate between a variety of crosswinds: volatile interest rates, surging economic growth, solid corporate profits, and a Federal Reserve that had yet to tackle concerns about future inflation. In addition, the uncertain geopolitical environment had added to market volatility, a condition that we expected to continue. Indeed, it was for times just like these that the Managed Income Fund was created. By placing an allocated approach to income through mortgage-backed securities, high yield and international bonds, it was our vision that income would provide our clients with the portfolio balance necessary during uncertain times.

The period began on the heels of a powerful reversal in the bond market. After publicly sharing their fears about the prospects for deflation, monetary policy officials, led by Federal Reserve Chairman Alan Greenspan, were forecasting the potential for economic growth in excess of 4% during 2004. As a result, the bond market quickly switched its worries from deflation to inflation, and the yield on the 10-year Treasury had surged 150 basis points in just a matter of weeks. Having learned a painful lesson, it appeared central bankers would be less clandestine in future policy directives. Terms such as "patient' and "measured" were being used more frequently in policy missives, and we determined the Federal Reserve would not be as aggressive as the bond market initially feared. This forecast would play a major role for our investment process in the Managed Income Fund.

LETTER TO SHAREHOLDERS continued

For the mortgage aspect of the fund, our managers positioned the portfolio for gradually higher interest rates in the year ahead. As a result, the duration of the mortgage sleeve was shortened, and some fixed rate securities were swapped for floating rate issues. As the Federal Reserve became increasingly clear about its intentions to raise rates by the middle of 2004, the overall market, in our opinion, had become too bearish on long rates. Anticipating a rally, our mortgage portfolio managers then adapted to a "barbell strategy," balancing the earlier short duration approach with increased exposure to longer maturity securities. As the Federal Reserve proved to be less aggressive than the market initially feared, this change in focus benefited the overall portfolio.

Our portfolio managers for the high yield portion of the fund had also been positioning the fund for less stimulation, rather than more restriction, in monetary policy. With economic growth still strong, and balance sheets healthy, default rates were down. As such, we decided to maintain an overweight position in lower quality issues, whose yields continued to attract investor interest throughout the investment period. Economically sensitive and commodity driven industries were our primary focus, as the weaker dollar and low yields domestically increased the attraction of these areas.

The weaker dollar over the past year also played into the strategy of our international fixed income team. Higher interest rates abroad and currency translation proved to be a positive combination for the fund. In addition, performance was supported by positions in some of the smaller global markets, such as Australia, New Zealand, Norway, Sweden, Hungary and Poland, where we believed the investment backdrop for bond investment was more favorable than the larger markets. Our international bond managers also over-weighted the corporate sector, in order to take advantage of the improving global economy over the past year.

LETTER TO SHAREHOLDERS continued

As always, We encourage our investors to maintain their long-term diversification strategies within their overall investment portfolios.

Please visit our Web site, EvergreenInvestments.com, for more information about our funds and other investment products available to you. Thank you for your continued support of Evergreen Investments.

Sincerely,

Dennis H. Ferro

President and Chief Executive Officer
Evergreen Investment Company, Inc.

Special Notice to Shareholders:

Please visit our Web site at EvergreenInvestments.com for statements from President and Chief Executive Officer, Dennis Ferro, and Chairman of the Board of the Evergreen Funds, Michael S. Scofield, addressing recent SEC actions involving the Evergreen Funds.

FINANCIAL HIGHLIGHTS

(For a common share outstanding throughout each period)

	Year Ended October 31,

	2004	2003[1]

Net asset value, beginning of period	$ 19.38	$ 19.10 [2]

Income from investment operations
Net investment income	1.49	0.36
Net realized and unrealized gains or losses on securities, foreign currency related transactions and interest rate swap transactions	0.94	0.46

Total from investment operations	2.43	0.82

Distributions to common shareholders from net investment income	(1.62)	(0.39)

Offering costs charged to capital for:
Common shares	0	(0.04)
Preferred shares	0	(0.11)

Total offering costs	0	(0.15)

Net asset value, end of period	$ 20.19	$ 19.38

Market value, end of period	$ 18.49	$ 18.15

Total return[3]
Based on market value	11.23%	(7.35%)

Ratios and supplemental data
Net assets of common shareholders, end of period (in thousands)	$849,127	$814,948
Liquidation value of preferred shares, end of period (in thousands)	$400,165	$400,098
Asset coverage ratio, end of period	312%	304%
Ratios to average net assets applicable to common shareholders
Expenses[4]	1.12%	0.95% [5]
Net investment income	7.69%	5.43% [5]
Portfolio turnover rate	78%	8%

1 For the period from June 25, 2003 (commencement of operations), to October 31, 2003.
2 Initial public offering price of $20.00 per share less underwriting discount of $0.90 per share.
3 Total return is calculated assuming a purchase of common stock on the first day and a sale on the last day of the period reported. Dividends and distributions are assumed for the purposes of these calculations to be reinvested at prices obtained under the Fund's Automatic Dividend Reinvestment Plan. Total return does not reflect brokerage commissions or sales charges.
4 The ratio of expenses to average net assets excludes expense reductions.
5 Annualized

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS

October 31, 2004

	Principal
	Amount	Value

CORPORATE BONDS 65.7%
CONSUMER DISCRETIONARY 19.5%
Auto Components 3.1%
ArvinMeritor, Inc.:
6.80%, 02/15/2009 (p)	$4,499,000	$4,611,475
8.75%, 03/01/2012 (p)	6,000,000	6,720,000
Collins & Aikman Products Co.:
10.75%, 12/31/2011 (p)	2,335,000	2,340,837
12.875%, 08/15/2012 144A (p)	2,675,000	2,327,250
Dura Operating Corp., Ser. B, 8.625%, 04/15/2012 (p)	3,250,000	3,367,813
RJ Tower Corp., 12.00%, 06/01/2013 (p)	4,400,000	3,102,000
Tenneco Automotive, Inc., Ser. B, 10.25%, 07/15/2013 (p)	3,585,000	4,194,450

		26,663,825

Hotels, Restaurants & Leisure 4.4%
Ameristar Casinos, Inc., 10.75%, 02/15/2009	6,000,000	6,870,000
Equinox Holdings, Inc., 9.00%, 12/15/2009 (p)	4,635,000	4,936,275
Inn of the Mountain Gods Resort & Casino, 12.00%, 11/15/2010	3,000,000	3,495,000
John Q. Hammons Hotels LP, Ser. B, 8.875%, 05/15/2012	6,000,000	6,930,000
La Quinta Corp., 8.875%, 03/15/2011	4,000,000	4,540,000
Premier Entertainment Biloxi LLC, 10.75%, 02/01/2012	3,000,000	3,210,000
Venetian Casino Resort LLC, 11.00%, 06/15/2010	6,000,000	6,922,500

		36,903,775

Household Durables 2.4%
Amscan Holdings, Inc., 8.75%, 05/01/2014 144A	985,000	994,850
K. Hovnanian Enterprises, Inc., 6.375%, 12/15/2014	1,600,000	1,628,000
Meritage Corp., 9.75%, 06/01/2011	6,000,000	6,720,000
Technical Olympic USA, Inc., 10.375%, 07/01/2012	6,000,000	6,780,000
WCI Communities, Inc., 10.625%, 02/15/2011	4,000,000	4,520,000

		20,642,850

Leisure Equipment & Products 1.0%
Affinity Group, Inc., 9.00%, 02/15/2012	2,245,000	2,413,375
General Nutrition Centers, Inc., 8.50%, 12/01/2010	3,500,000	3,543,750
Riddell Bell Holdings, Inc., 8.375%, 10/01/2012 144A	2,485,000	2,578,188

		8,535,313

Media 5.5%
AMC Entertainment, Inc.:
8.625%, 08/15/2012 144A	3,430,000	3,764,425
Sr. Disc. Note, Step Bond, 0.00%, 08/15/2014 144A †	5,100,000	3,162,000
Cablevision Systems Corp., 8.00%, 04/15/2012 144A (p)	4,360,000	4,708,800
CCO Holdings LLC, 8.75%, 11/15/2013	3,000,000	3,007,500
Charter Communications Holdings LLC, 8.625%, 04/01/2009 (p)	3,700,000	2,997,000
Cinemark USA, Inc., Sr. Disc. Note, Step Bond, 0.00%, 03/15/2014 †	2,975,000	2,119,687
Dex Media East LLC, 9.875%, 11/15/2009	4,000,000	4,620,000
Emmis Communications Corp., 6.875%, 05/15/2012	3,000,000	3,165,000
Houghton Mifflin Co., 9.875%, 02/01/2013	5,500,000	5,995,000
Jostens IH Corp., 7.625%, 10/01/2012 144A	3,035,000	3,156,400

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

October 31, 2004

	Principal
	Amount	Value

CORPORATE BONDS continued
CONSUMER DISCRETIONARY continued
Media continued
Loews Cineplex Entertainment Corp., 9.00%, 08/01/2014 144A	$825,000	$868,313
Mediacom Capital Corp., 9.50%, 01/15/2013 (p)	4,750,000	4,678,750
Young Broadcasting, Inc., 8.50%, 12/15/2008 (p)	4,000,000	4,300,000

		46,542,875

Specialty Retail 2.7%
Cole National Group, Inc., 8.875%, 05/15/2012	3,065,000	3,597,544
Da-Lite Screen Co., Inc., 9.50%, 05/15/2011	3,650,000	3,887,250
Group 1 Automotive, Inc., 8.25%, 08/15/2013	3,000,000	3,187,500
Michaels Stores, Inc., 9.25%, 07/01/2009	362,000	392,317
Tempur-Pedic, Inc., 10.25%, 08/15/2010	4,250,000	4,940,625
Warnaco Group, Inc., 8.875%, 06/15/2013	6,000,000	6,735,000

		22,740,236

Textiles, Apparel & Luxury Goods 0.4%
Finlay Fine Jewelry Corp., 8.375%, 06/01/2012 (p)	2,900,000	3,182,750

CONSUMER STAPLES 4.2%
Food & Staples Retailing 0.7%
Duane Reade, Inc., 9.75%, 08/01/2011 144A (p)	2,000,000	1,930,000
Rite Aid Corp., 8.125%, 05/01/2010	4,000,000	4,290,000

		6,220,000

Food Products 1.1%
B&G Foods Holdings Corp., 8.00%, 10/01/2011	240,000	254,400
Chiquita Brands International, Inc., 7.50%, 11/01/2014 144A	1,000,000	1,030,000
Del Monte Foods Co., 8.625%, 12/15/2012	1,233,000	1,396,372
Seminis Vegetable Seeds, Inc., 10.25%, 10/01/2013	5,920,000	6,660,000

		9,340,772

Household Products 0.2%
American Achievement Corp., 8.25%, 04/01/2012 (p)	1,845,000	1,951,088

Personal Products 1.3%
Playtex Products, Inc.:
8.00%, 03/01/2011	3,800,000	4,170,500
9.375%, 06/01/2011 (p)	6,000,000	6,345,000

		10,515,500

Tobacco 0.9%
Commonwealth Brands, Inc., 10.625%, 09/01/2008 144A	4,000,000	4,220,000
North Atlantic Trading, Inc., 9.25%, 03/01/2012 (p)	3,150,000	3,071,250

		7,291,250

ENERGY 8.4%
Energy Equipment & Services 4.0%
Dresser, Inc., 9.375%, 04/15/2011	6,000,000	6,690,000
Dresser-Rand Group, Inc., 7.375%, 11/01/2014 144A	2,575,000	2,710,187
Grant Prideco, Inc., 9.625%, 12/01/2007	6,000,000	6,810,000

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

October 31, 2004

	Principal
	Amount	Value

CORPORATE BONDS continued
ENERGY continued
Energy Equipment & Services continued
Gulfmark Offshore, Inc., 7.75%, 07/15/2014 144A	$1,675,000	$1,767,125
Lone Star Technologies, Inc., 9.00%, 06/01/2011	6,000,000	6,450,000
Parker Drilling Co., Ser. B, 10.125%, 11/15/2009 (p)	3,000,000	3,168,750
SESI LLC, 8.875%, 05/15/2011 (p)	6,000,000	6,600,000

		34,196,062

Oil & Gas 4.4%
Chesapeake Energy Corp., 9.00%, 08/15/2012	4,000,000	4,630,000
El Paso Production Holding Co., 7.75%, 06/01/2013	6,000,000	6,285,000
Evergreen Resources, Inc., 5.875%, 03/15/2012 (h)	580,000	600,300
Exco Resources, Inc., 7.25%, 01/15/2011	900,000	978,750
Overseas Shipholding Group, Inc., 8.25%, 03/15/2013	6,000,000	6,757,500
Petroleum Helicopters, Inc., 9.375%, 05/01/2009	4,000,000	4,345,000
Premcor Refining Group, Inc.:
6.75%, 05/01/2014	3,350,000	3,551,000
9.50%, 02/01/2013	2,650,000	3,140,250
Tesoro Petroleum Corp.:
8.00%, 04/15/2008 (p)	1,910,000	2,086,675
9.625%, 04/01/2012 (p)	4,090,000	4,795,525

		37,170,000

FINANCIALS 4.5%
Consumer Finance 0.4%
Metris Cos., Inc., 10.125%, 07/15/2006 (p)	3,500,000	3,552,500

Diversified Financial Services 1.0%
Borden U.S. Finance Corp., 9.00%, 07/15/2014 144A	870,000	955,913
Nalco Finance Holdings LLC, Sr. Disc. Note, Step Bond, 0.00%, 02/01/2014 144A †	5,065,000	3,786,087
Qwest Capital Funding, Inc., 7.00%, 08/03/2009 (p)	3,500,000	3,351,250

		8,093,250

Insurance 0.6%
Crum & Forster Holdings Corp., 10.375%, 06/15/2013	5,000,000	5,375,000

Real Estate 2.5%
Crescent Real Estate Equities, 9.25%, 04/15/2009 REIT	2,315,000	2,523,350
Host Marriott LP, Ser. J, 7.125%, 11/01/2013 REIT (p)	5,525,000	5,994,625
Omega Healthcare Investors, Inc.:
6.95%, 08/01/2007 REIT	6,000,000	6,225,000
7.00%, 04/01/2014 REIT	550,000	566,500
Thornburg Mortgage, Inc., 8.00%, 05/15/2013 REIT	6,000,000	6,330,000

		21,639,475

HEALTH CARE 4.6%
Health Care Equipment & Supplies 1.2%
Aearo Corp., 8.25%, 04/15/2012	720,000	748,800
Norcross Safety Products LLC, Ser. B, 9.875%, 08/15/2011	6,000,000	6,570,000
Universal Hospital Services, Inc., 10.125%, 11/01/2011	2,920,000	2,993,000

		10,311,800

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

October 31, 2004

	Principal
	Amount	Value

CORPORATE BONDS continued
HEALTH CARE continued
Health Care Providers & Services 2.7%
Genesis Healthcare Corp., 8.00%, 10/15/2013	$2,500,000	$2,731,250
IASIS Healthcare Corp., 8.75%, 06/15/2014 144A	2,075,000	2,241,000
PacifiCare Health Systems, Inc., 10.75%, 06/01/2009 (h)	3,900,000	4,514,250
Select Medical Corp., 9.50%, 06/15/2009	3,877,000	4,216,237
Service Corporation International, 6.75%, 04/01/2016	1,835,000	1,899,225
Team Health, Inc., 9.00%, 04/01/2012 144A (p)	3,400,000	3,383,000
Tenet Healthcare Corp., 9.875%, 07/01/2014 144A	3,300,000	3,473,250

		22,458,212

Pharmaceuticals 0.7%
Alpharma, Inc., 8.625%, 05/01/2011 144A	6,000,000	6,270,000

INDUSTRIALS 6.3%
Aerospace & Defense 0.1%
Argo Tech Corp., 9.25%, 06/01/2011 144A	665,000	728,175

Building Products 0.8%
Maax Corp., 9.75%, 06/15/2012 144A	2,900,000	3,132,000
Nortek, Inc., 8.50%, 09/01/2014 144A	3,420,000	3,642,300

		6,774,300

Commercial Services & Supplies 4.1%
Allied Waste North America, Inc., 6.50%, 11/15/2010 (p)	1,800,000	1,741,500
American Color Graphics, Inc., 10.00%, 06/15/2010	3,000,000	2,310,000
Cenveo Corp., 7.875%, 12/01/2013	3,290,000	3,191,300
Clean Harbors, Inc., 11.25%, 07/15/2012 144A	2,000,000	2,150,000
Geo Group, Inc., 8.25%, 07/15/2013	6,000,000	6,330,000
Hines Nurseries, Inc., 10.25%, 10/01/2011	1,095,000	1,177,125
JohnsonDiversey Holdings, Inc., Sr. Disc. Note, StepBond, 0.00%, 05/15/2013 †	6,000,000	5,160,000
NationsRent West, Inc., 9.50%, 10/15/2010	6,000,000	6,660,000
United Rentals North America, Inc., 7.75%, 11/15/2013 (p)	6,175,000	6,005,188

		34,725,113

Machinery 1.2%
Case New Holland, Inc., 9.25%, 08/01/2011 144A	6,000,000	6,870,000
Terex Corp., 7.375%, 01/15/2014 (p)	3,000,000	3,225,000

		10,095,000

Marine 0.1%
Horizon Lines LLC, 9.00%, 11/01/2012 144A	1,085,000	1,178,581

INFORMATION TECHNOLOGY 1.2%
Internet Software & Services 0.8%
UGS Corp., 10.00%, 06/01/2012 144A	5,740,000	6,457,500

IT Services 0.4%
Stratus Technologies, Inc., 10.375%, 12/01/2008	4,500,000	3,847,500

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

October 31, 2004

	Principal
	Amount	Value

CORPORATE BONDS continued
MATERIALS 12.3%
Chemicals 5.0%
Acetex Corp., 10.875%, 08/01/2009	$6,000,000	$6,630,000
Equistar Chemicals LP, 10.625%, 05/01/2011 (p)	5,700,000	6,612,000
Huntsman Advanced Materials LLC, 11.00%, 07/15/2010 144A	2,650,000	3,074,000
Huntsman International LLC, 11.50%, 07/15/2012 144A (p)	5,000,000	5,650,000
Lyondell Chemical Co.:
9.50%, 12/15/2008	3,000,000	3,285,000
10.50%, 06/01/2013 (p)	2,625,000	3,110,625
Millennium America, Inc.:
9.25%, 06/15/2008 (p)	2,000,000	2,240,000
9.25%, 06/15/2008 144A	2,000,000	2,240,000
OM Group, Inc., 9.25%, 12/15/2011 (p)	4,400,000	4,625,500
PolyOne Corp., 8.875%, 05/01/2012	345,000	370,013
Terra Capital, Inc., 11.50%, 06/01/2010 (h)	4,000,000	4,540,000

		42,377,138

Containers & Packaging 2.9%
Graham Packaging Co., Inc., 9.875%, 10/15/2014 144A	1,510,000	1,608,150
Graphic Packaging International Corp., 9.50%, 08/15/2013 (p)	6,000,000	6,945,000
Owens-Brockway Glass Container, Inc.:
8.25%, 05/15/2013 (p)	4,300,000	4,751,500
8.75%, 11/15/2012	4,050,000	4,586,625
Smurfit-Stone Container Corp., 9.75%, 02/01/2011	6,000,000	6,720,000

		24,611,275

Metals & Mining 2.6%
Alaska Steel Corp., 7.75%, 06/15/2012 (p)	1,600,000	1,628,000
Century Aluminum Co., 7.50%, 08/15/2014 144A	1,050,000	1,118,250
Foundation Pennsylvania Coal Co., 7.25%, 08/01/2014 144A	3,595,000	3,860,131
Freeport-McMoRan Copper & Gold, Inc., 6.875%, 02/01/2014	4,705,000	4,610,900
Oregon Steel Mills, Inc., 10.00%, 07/15/2009 (p)	3,000,000	3,345,000
Peabody Energy Corp., 5.875%, 04/15/2016	2,130,000	2,183,250
U.S. Steel LLC, 10.75%, 08/01/2008 (p)	4,433,000	5,275,270

		22,020,801

Paper & Forest Products 1.8%
Boise Cascade LLC, 7.125%, 10/15/2014 144A	730,000	765,630
Buckeye Technologies, Inc., 8.50%, 10/01/2013	5,000,000	5,550,000
Georgia Pacific Corp.:
8.00%, 01/15/2024	1,670,000	1,941,375
8.125%, 05/15/2011	6,000,000	7,035,000

		15,292,005

TELECOMMUNICATION SERVICES 2.7%
Diversified Telecommunication Services 1.1%
Consolidated Communications, Inc., 9.75%, 04/01/2012 144A	6,000,000	6,240,000
Qwest Corp., 7.875%, 09/01/2011 144A	3,000,000	3,210,000

		9,450,000

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

October 31, 2004

	Principal
	Amount	Value

CORPORATE BONDS continued
TELECOMMUNICATION SERVICES continued
Wireless Telecommunication Services 1.6%
Centennial Communications Corp., 10.125%, 06/15/2013	$6,000,000	$6,540,000
Nextel Communications, Inc., 7.375%, 08/01/2015	6,000,000	6,690,000
Rural Cellular Corp., 8.25%, 03/15/2012 144A	580,000	611,900

		13,841,900

UTILITIES 2.0%
Gas Utilities 0.5%
SEMCO Energy, Inc., 7.75%, 05/15/2013 (h)	4,000,000	4,330,000

Multi-Utilities & Unregulated Power 1.5%
AES Corp., 9.50%, 06/01/2009 (p)	2,830,000	3,275,725
NRG Energy, Inc., 8.00%, 12/15/2013 144A	2,150,000	2,378,437
Reliant Resources, Inc.:
9.25%, 07/15/2010 (p)	3,000,000	3,345,000
9.50%, 07/15/2013	3,000,000	3,390,000

		12,389,162

Total Corporate Bonds (cost $531,381,627)		557,714,983

FOREIGN BONDS-CORPORATE (PRINCIPAL AMOUNT DENOMINATED
IN CURRENCY INDICATED) 26.9%
CONSUMER DISCRETIONARY 1.8%
Auto Components 0.2%
TRW Automotive, Inc., 10.125%, 02/15/2013, EUR	970,000	1,426,985

Automobiles 0.2%
Renault SA, 6.125%, 06/26/2009, EUR	1,000,000	1,411,331

Hotels, Restaurants & Leisure 0.5%
Sodexho Alliance SA, 5.875%, 03/25/2009, EUR	3,300,000	4,525,086

Internet & Catalog Retail 0.3%
Great University Stores, 6.375%, 07/16/2009, GBP	1,500,000	2,854,271

Multi-line Retail 0.4%
Debenhams Financial Holdings plc, 9.50%, 08/28/2012, EUR	800,000	1,144,770
Woolworths Group plc, 8.75%, 11/15/2006, GBP	1,000,000	1,940,089

		3,084,859

Specialty Retail 0.2%
LVMH Moet Hennessy - Louis Vuitton, 6.125%, 06/25/2008, EUR	1,500,000	2,098,448

CONSUMER STAPLES 1.3%
Beverages 0.2%
Canandaigua Brands, Inc., 8.50%, 11/15/2009, GBP	750,000	1,472,266

Food & Staples Retailing 0.8%
Big Food Group, 9.75%, 06/30/2012, GBP	500,000	965,091
Casino Guichard Perrachon SA:
5.25%, 04/28/2010, EUR	1,000,000	1,342,492
6.00%, 03/06/2008, EUR	2,000,000	2,750,125

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

October 31, 2004

	Principal
	Amount	Value

FOREIGN BONDS-CORPORATE (PRINCIPAL AMOUNT DENOMINATED
IN CURRENCY INDICATED) continued
CONSUMER STAPLES continued
Food & Staples Retailing continued
McDonald's Corp., 5.625%, 10/07/2009, EUR	1,000,000	$1,398,583

		6,456,291

Tobacco 0.3%
Imperial Tobacco, 6.50%, 11/13/2008, GBP	1,500,000	2,834,457

ENERGY 0.6%
Oil & Gas 0.6%
Pemex Project Funding Master Trust, 6.625%, 04/04/2010, EUR	2,500,000	3,483,231
Transco plc, 7.00%, 12/15/2008, AUD	2,000,000	1,551,972

		5,035,203

FINANCIALS 19.2%
Capital Markets 1.9%
General Electric Capital Corp., FRN, 2.17%, 03/31/2008, EUR	1,750,000	2,226,527
Goldman Sachs Group, Inc., 4.25%, 08/04/2010, EUR	4,000,000	5,221,579
Merrill Lynch & Co., Inc., FRN, 2.37%, 02/09/2009, EUR	4,350,000	5,544,824
Morgan Stanley, 4.375%, 03/01/2010, EUR	2,500,000	3,300,775

		16,293,705

Commercial Banks 9.8%
Banco Santander, 4.00%, 09/10/2010, EUR	7,700,000	10,059,393
BOS International Australia, Ltd., 3.50%, 01/22/2007, CAD	5,000,000	4,088,954
BSCH Issuances, Ltd., 5.125%, 07/06/2009, EUR	4,500,000	6,138,447
DnB NOR ASA, FRN, 2.24%, 06/03/2009, EUR	4,000,000	5,094,614
EUROFIMA, 6.50%, 08/22/2011, AUD	15,000,000	11,667,440
European Investment Bank:
4.00%, 04/15/2009, SEK	5,000,000	714,517
6.00%, 08/14/2013, AUD	10,180,000	7,803,650
6.50%, 09/10/2014, NZD	350,000	238,218
8.00%, 10/21/2013, ZAR	44,380,000	6,952,566
HBOS Treasury Services plc, FRN, 2.22%, 03/14/2008, EUR	3,000,000	3,827,076
Kredit Wiederaufbau, 3.50%, 04/17/2009, EUR	2,000,000	2,588,481
Landwirtschaftliche Rentenbank, 6.00%, 09/15/2009, AUD	7,100,000	5,372,285
Lehman Brothers Holdings, Inc., FRN, 2.50%, 04/05/2011, EUR	1,000,000	1,275,628
Rabobank Nederland, 4.25%, 01/05/2009, CAD	4,030,000	3,317,823
Royal Bank of Canada, FRN, 4.99%, 04/08/2010, GBP	5,430,000	9,971,500
Unicredito Italiano SpA, FRN, 2.22%, 10/23/2008, EUR	3,000,000	3,820,727

		82,931,319

Consumer Finance 1.2%
International Lease Finance Corp., 4.125%, 10/09/2008, EUR	3,000,000	3,918,862
National Grid Group Finance, 6.125%, 08/23/2011, EUR	2,100,000	3,005,958
Toyota Credit Canada, Inc., 4.75%, 12/30/2008, CAD	4,000,000	3,356,388

		10,281,208

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

October 31, 2004

	Principal
	Amount	Value

FOREIGN BONDS-CORPORATE (PRINCIPAL AMOUNT DENOMINATED
IN CURRENCY INDICATED) continued
FINANCIALS continued
Diversified Financial Services 3.0%
BAT International Finance plc, 4.875%, 02/25/2009, EUR	2,000,000	$2,643,297
Cadbury Schweppes Investment, 4.25%, 06/30/2009, EUR	2,000,000	2,612,829
Cédulas, 3.25%, 06/19/2010, EUR	6,000,000	7,573,075
Household Financial Corp., 5.125%, 06/24/2009, EUR	3,000,000	4,096,505
JSG Funding plc, 10.125%, 10/01/2012, EUR	1,630,000	2,358,859
Nationwide Building Society, FRN:
2.24%, 11/01/2008, EUR	1,423,000	1,812,226
2.24%, 06/09/2009, EUR	2,000,000	2,546,284
Network Rail Finance plc, FRN, 2.12%, 02/27/2007, EUR	1,300,000	1,658,068

		25,301,143

Insurance 0.2%
Aegon NV, 4.625%, 04/16/2008, EUR	1,000,000	1,334,269
Travelers Insurance Co., 6.00%, 04/07/2009, AUD	1,000,000	748,344

		2,082,613

Thrifts & Mortgage Finance 3.1%
Nykredit:
4.00%, 10/01/2020, DKK	81,054,276	13,654,584
6.00%, 10/01/2022, DKK	29,778,781	5,361,427
Realkredit Danmark:
4.00%, 10/01/2020, DKK	24,492,739	4,124,841
6.00%, 10/01/2022, DKK	9,759,232	1,750,373
Totalkredit, 6.00%, 07/01/2022, DKK	5,692,376	1,025,598

		25,916,823

INDUSTRIALS 1.7%
Commercial Services & Supplies 0.5%
Agbar International, 6.00%, 11/12/2009, EUR	3,290,000	4,668,652

Construction & Engineering 0.4%
ABB International Finance, Ltd., 11.00%, 01/15/2008, EUR	2,000,000	3,035,425

Electrical Equipment 0.3%
Fimep SA, 11.00%, 02/15/2013, EUR	1,550,000	2,385,947

Industrial Conglomerates 0.3%
Tyco International Group, 5.50%, 11/19/2008, EUR	2,000,000	2,736,485

Machinery 0.2%
Harsco Corp., 7.25%, 10/27/2010, GBP	1,000,000	2,004,209

INFORMATION TECHNOLOGY 0.3%
Office Electronics 0.3%
Xerox Corp., 9.75%, 01/15/2009, EUR	1,800,000	2,726,146

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

October 31, 2004

	Principal
	Amount	Value

FOREIGN BONDS-CORPORATE (PRINCIPAL AMOUNT DENOMINATED
IN CURRENCY INDICATED) continued
TELECOMMUNICATION SERVICES 1.3%
Diversified Telecommunication Services 1.3%
France Telecom, FRN, 2.40%, 01/23/2007, EUR	2,018,000	$2,577,048
Sogerim SA, 7.25%, 04/20/2011, EUR	2,500,000	3,716,200
Telecom Italia SpA, FRN, 2.45%, 10/29/2007, EUR	4,000,000	5,107,357

		11,400,605

UTILITIES 0.7%
Electric Utilities 0.7%
Electricidade De Portugal, 6.40%, 10/29/2009, EUR	2,000,000	2,877,732
International Endesa BV, 4.375%, 06/18/2009, EUR	2,000,000	2,648,524

		5,526,256

Total Foreign Bonds-Corporate (cost $211,239,533)		228,489,733

FOREIGN BONDS-GOVERNMENT (PRINCIPAL AMOUNT DENOMINATED
IN CURRENCY INDICATED) 12.1%
Australia, 5.26%, 08/20/2015, AUD	5,500,000	5,978,252
Hungary, 7.00%, 08/12/2005, HUF	1,053,000,000	5,322,946
New Zealand:
6.00%, 11/15/2011, NZD	12,000,000	8,201,749
6.50%, 04/15/2013, NZD	11,486,000	8,097,150
Norway:
5.00%, 05/15/2015, NOK	3,150,000	527,365
6.50%, 05/15/2013, NOK	85,030,000	15,681,937
Poland, 8.50%, 11/12/2006, PLN	33,000,000	10,001,771
Province of Quebec, 5.625%, 06/21/2011, EUR	1,300,000	1,847,573
Sweden:
3.80%, 12/01/2015, SEK	47,830,000	8,364,607
5.25%, 03/15/2011, SEK	75,000,000	11,366,169
6.75%, 05/05/2014, SEK	69,900,000	11,780,146
United Kingdom, 6.21%, 08/23/2011, GBP	3,250,000	15,439,763

Total Foreign Bonds-Government (cost $95,598,214)		102,609,428

YANKEE OBLIGATIONS-CORPORATE 4.0%
CONSUMER DISCRETIONARY 0.7%
Media 0.7%
IMAX Corp., 9.625%, 12/01/2010 144A (p)	$ 6,000,000	6,120,000

FINANCIALS 0.4%
Commercial Banks 0.0%
UBS Luxem SA, FRN, 3.86%, 10/24/2006	260,000	259,934

Diversified Financial Services 0.4%
Ship Finance International, Ltd., 8.50%, 12/15/2013	3,455,000	3,524,100

HEALTH CARE 0.7%
Pharmaceuticals 0.7%
Jean Coutu Group, Inc., 8.50%, 08/01/2014 144A (p)	6,000,000	6,150,000

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

October 31, 2004

	Principal
	Amount	Value

YANKEE OBLIGATIONS-CORPORATE continued
INDUSTRIALS 0.2%
Transportation Infrastructure 0.2%
Sea Containers, Ltd., 10.50%, 05/15/2012	$1,520,000	$1,575,100

INFORMATION TECHNOLOGY 0.4%
Electronic Equipment & Instruments 0.4%
Celestica, Inc., 7.875%, 07/01/2011 (p)	3,175,000	3,413,125

MATERIALS 1.1%
Containers & Packaging 0.9%
Crown European Holdings SA, 10.875%, 03/01/2013 (p)	6,000,000	7,155,000
Stone Container Finance Co., 7.375%, 07/15/2014 144A	675,000	723,937

		7,878,937

Metals & Mining 0.1%
Gerdau Ameristeel Corp., 10.375%, 07/15/2011 (p)	497,000	576,520

Paper & Forest Products 0.1%
Millar Western Forest Products, Ltd., 7.75%, 11/15/2013	655,000	702,488

TELECOMMUNICATION SERVICES 0.5%
Diversified Telecommunication Services 0.3%
Northern Telecom, Ltd., 6.875%, 09/01/2023 (p)	3,000,000	2,805,000

Wireless Telecommunication Services 0.2%
Rogers Wireless, Inc., 6.375%, 03/01/2014	1,390,000	1,334,400

Total Yankee Obligations-Corporate (cost $33,186,517)		34,339,604

AGENCY MORTGAGE-BACKED COLLATERALIZED MORTGAGE
OBLIGATIONS 3.9%
Floating-Rate 3.9%
FHLMC:
Ser. 196, Class A, 2.68%, 12/15/2021	494,653	495,102
Ser. 1500, Class FD, 3.56%, 05/15/2023	3,305,160	3,346,334
Ser. 2247, Class FC, 2.47%, 08/15/2030	2,511,360	2,527,473
Ser. 2390, Class FD, 2.32%, 12/15/2031	354,023	356,344
Ser. 2411, Class F, 2.42%, 02/15/2032	250,813	253,237
FNMA:
Ser. 2000-45, Class F, 2.38%, 12/25/2030	2,440,478	2,453,523
Ser. 2001-24, Class FC, 2.53%, 04/25/2031	818,280	823,806
Ser. 2001-37, Class F, 2.43%, 08/25/2031	899,960	907,286
Ser. 2001-62, Class FC, 2.58%, 11/25/2031	1,165,282	1,175,240
Ser. 2002-77, Class FV, 2.39%, 12/18/2032	3,460,280	3,488,095
Ser. 2002-95, Class FK, 2.43%, 01/25/2033	9,237,138	9,383,833
Ser. 2003-W8, Class 3F2, 2.28%, 05/25/2042	1,899,201	1,903,393
Ser. G92-53, Class FA, 2.69%, 09/25/2022	1,653,704	1,677,056
GNMA:
Ser. 1997-13, Class F, 2.44%, 09/16/2027	4,678,194	4,706,886
Ser. 2000-12, Class FA, 2.44%, 09/16/2024	43,586	43,619

Total Agency Mortgage-Backed Collateralized Mortgage
Obligations (cost $33,389,409)		33,541,227

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

October 31, 2004

	Principal
	Amount	Value

AGENCY MORTGAGE-BACKED PASS-THROUGH SECURITIES 25.8%
Fixed-Rate 4.5%
FHLMC:
5.50%, TBA #	$3,000,000	$3,105,000
6.00%, TBA #	1,900,000	1,967,687
8.50%, 03/01/2030	298,616	330,931
FNMA:
6.00%, 04/01/2033	2,663,668	2,766,968
6.00%, TBA #	3,100,000	3,214,312
6.50%, 11/01/2032	3,117,459	3,287,719
6.50%, TBA #	7,400,000	7,781,559
7.00%, 09/01/2031	3,759,681	4,001,549
7.00%, 08/01/2032 (h)	2,645,153	2,805,516
7.50%, 07/01/2032	745,208	806,646
8.00%, 06/01/2030	363,768	397,397
GNMA:
6.50%, 06/15/2028	231,413	245,502
9.50%, 12/15/2009	6,330,481	7,174,805

		37,885,591

Floating-Rate 21.3%
FHLMC:
2.79%, 06/01/2023	849,230	862,393
3.22%, 06/01/2031	2,377,197	2,475,237
3.47%, 12/01/2022	67,973	67,954
3.625%, 10/01/2024	57,676	59,360
3.78%, 08/01/2030	1,605,154	1,697,919
3.79%, 10/01/2017	16,867	17,055
3.875%, 12/01/2018	110,769	113,374
3.89%, 03/01/2018	403,978	407,242
3.90%, 12/01/2026	236,343	236,574
3.94%, 05/01/2019	22,720	22,712
3.95%, 07/01/2030	379,003	390,951
4.03%, 10/01/2030	1,712,508	1,801,505
4.07%, 10/01/2022	408,288	412,459
4.08%, 08/01/2017	49,668	49,924
4.35%, 01/01/2030	336,033	347,707
4.59%, 10/01/2033	1,188,768	1,248,702
4.62%, 05/01/2025	111,869	112,151
4.76%, 06/01/2018	464,339	475,661
4.92%, 09/01/2032	3,416,248	3,554,479
5.43%, 06/01/2035	342,406	352,180
5.71%, 06/01/2028	327,516	333,514
6.05%, 01/01/2027	606,795	629,338
FNMA:
2.54%, 06/01/2033	4,237,108	4,429,376
2.66%, 07/01/2044 (h)	4,941,915	5,004,730
2.86%, 06/01/2040 (h)	3,451,295	3,490,322
2.86%, 12/01/2040	8,787,060	8,864,344

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

October 31, 2004

	Principal
	Amount	Value

AGENCY MORTGAGE-BACKED PASS-THROUGH SECURITIES continued
Floating-Rate continued
FNMA:
2.90%, 04/01/2028	$3,349,598	$3,457,870
2.98%, 04/01/2034	6,569,445	6,840,734
3.07%, 12/01/2017	1,705,221	1,740,043
3.30%, 04/01/2034	3,297,143	3,345,939
3.65%, 11/01/2023	467,119	483,999
4.04%, 03/01/2035 (h)	10,565,767	10,983,744
4.07%, 10/01/2032	1,558,020	1,611,695
4.12%, 04/01/2034	9,571,508	9,856,183
4.14%, 07/01/2032	5,265,228	5,491,224
4.31%, 04/01/2034	6,037,982	6,289,255
4.50%, 12/01/2016	43,496	43,914
4.51%, 05/01/2033	5,074,363	5,113,138
4.625%, 01/01/2017	137,636	138,779
4.66%, 07/01/2033	9,171,412	9,513,415
4.80%, 10/01/2033	637,598	648,592
4.88%, 06/01/2033 (h)	6,280,866	6,521,993
4.88%, 12/01/2034 (h)	3,657,123	3,797,155
4.89%, 08/01/2034	12,910,552	13,212,369
4.92%, 01/01/2034	1,367,960	1,401,776
4.97%, 04/01/2034 (h)	3,098,527	3,217,452
4.98%, 03/01/2033	815,800	838,652
4.99%, 12/01/2031	1,661,706	1,712,719
5.02%, 03/01/2034 (h)	5,488,098	5,690,178
5.11%, 12/01/2022	49,998	51,682
5.17%, 04/01/2025	594,972	616,341
5.22%, 03/01/2034 (h)	3,813,337	3,959,799
5.24%, 04/01/2033	8,909,029	9,519,443
5.35%, 09/01/2032	1,975,914	2,049,573
5.55%, 09/01/2024	13,817	14,012
5.58%, 03/01/2032	394,480	408,162
5.61%, 02/01/2031	84,417	85,303
6.00%, 05/01/2021	112,495	115,049
6.18%, 02/01/2032	545,231	566,770
6.25%, 04/01/2021	10,347	10,752
6.27%, 11/01/2024	949,235	997,300
6.35%, 06/01/2031	3,008,082	3,120,434
GNMA:
3.00%, 11/20/2030	6,132,142	6,209,208
3.25%, 02/20/2029	2,591,340	2,634,615
3.375%, 01/20/2027	1,149,529	1,171,654
3.50%, 10/20/2030	2,576,022	2,623,953
4.00%, 09/20/2030	2,179,917	2,227,273
4.50%, 10/20/2029	4,942,377	5,042,806

		180,832,110

Total Agency Mortgage-Backed Pass-Through Securities (cost $217,986,351)		218,717,701

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

October 31, 2004

	Principal
	Amount	Value

AGENCY REPERFORMING MORTGAGE-BACKED COLLATERALIZED
MORTGAGE OBLIGATIONS 1.7%
Fixed-Rate 0.4%
FNMA:
Ser. 2001-T10, Class A2, 7.50%, 12/25/2041	$ 1,020,544	$1,103,692
Ser. 2003-W2, Class 2A8, 5.67%, 07/25/2042	700,000	728,644
Ser. 2003-W6, Class 3A, 6.50%, 09/25/2042	1,175,635	1,239,560

		3,071,896

Floating-Rate 1.3%
FNMA, Ser. 2003-W6, Class F, 2.28%, 09/25/2042 (h)	10,904,972	10,960,665

Total Agency Reperforming Mortgage-Backed Collateralized Mortgage
Obligations (cost $14,001,371)		14,032,561

	Shares	Value

SHORT-TERM INVESTMENTS 20.1%
MUTUAL FUND SHARES 20.1%
Evergreen Institutional Money Market Fund ø ##	44,711,926	44,711,926
Navigator Prime Portfolio (pp)	126,049,175	126,049,175

Total Short-Term Investments (cost $170,761,101)		170,761,101

Total Investments (cost $1,307,544,123) 160.2%		1,360,206,338
Other Assets and Liabilities and Preferred Shares (60.2%)		(511,079,802)

Net Assets 100.0%		$849,126,536

(p)	All or a portion of this security is on loan.
144A	Security that may be sold to qualified institutional buyers under Rule 144A of the Securities Act of 1933, as amended.
This security has been determined to be liquid under guidelines established by the Board of Trustees.
†	Security initially issued in zero coupon form which converts to coupon form at a specified rate and date. An effective interest rate is applied to recognize interest income daily for the bond. This rate is based on total expected interest to be earned over the life of the bond which consists of the aggregate coupon-interest payments and discount at acquisition.
The rate shown is the stated rate at the current period end.
(h)	No market quotation available. Valued at fair value as determined in good faith under procedures established by the
Board of Trustees.
#	When-issued or delayed delivery security
ø	Evergreen Investment Management Company, LLC is the investment advisor to both the Fund and the money market fund.
##	All or a portion of the security has been segregated for when-issued or delayed delivery securities.
(pp)	Represents investment of cash collateral received from securities on loan.

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

October 31, 2004

Summary of Abbreviations
AUD	Australian Dollar	HUF	Hungarian Forint
CAD	Canadian Dollar	NOK	Norwegian Krone
DKK	Danish Krone	NZD	New Zealand Dollar
EUR	Euro	PLN	Polish Zloty
FHLMC	Federal Home Loan Mortgage Corp.	REIT	Real Estate Investment Trust
FNMA	Federal National Mortgage Association	SEK	Swedish Krona
FRN	Floating Rate Note	TBA	To Be Announced
GBP	Pound Sterling	ZAR	South African Rand
GNMA	Government National Mortgage Association

The following table shows the percent of total investments by geographic location as of October 31, 2004:

United States	76.1%
United Kingdom	3.4%
Canada	2.7%
Sweden	2.3%
Denmark	1.9%
Luxembourg	1.8%
France	1.8%
Norway	1.6%
Spain	1.3%
New Zealand	1.2%
Switzerland	0.9%
Australia	0.8%
Poland	0.7%
Italy	0.7%
Netherlands	0.6%
Germany	0.6%
Cayman Islands	0.4%
Hungary	0.4%
Bermuda	0.4%
Portugal	0.2%
Ireland	0.2%

100.0%

The following table shows the percent of total bonds by credit quality based on Moody's and Standard & Poor's ratings as of October 31, 2004 (unaudited):

AAA	35.6%
AA	3.5%
A	6.2%
BBB	4.0%
BB	12.6%
B	34.2%
CCC	3.0%
NR	0.4%
NA	0.5%

100.0%

The following table shows the percent of total bonds by maturity as of October 31, 2004 (unaudited):

Less than 1 year	3.2%
1 to 3 year(s)	19.0%
3 to 5 years	32.0%
5 to 10 years	41.3%
10 to 20 years	4.5%

100.0%

See Notes to Financial Statements

STATEMENT OF ASSETS AND LIABILITIES

October 31, 2004

Assets
Investments in securities, at value (cost $1,307,544,123), including
$124,046,344 of securities loaned	$1,360,206,338
Receivable from broker	6,720,001
Foreign currency, at value (cost $158,287)	158,560
Receivable for securities sold	7,087,147
Principal paydown receivable	396,682
Interest receivable	22,313,564
Receivable for closed forward foreign currency exchange contracts	6,280,248
Receivable for securities lending income	13,134
Unrealized gains on interest rate swap transactions	499,120

Total assets	1,403,674,794

Liabilities
Dividends payable	5,502,476
Payable for securities purchased	16,529,473
Payable for securities on loan	126,049,175
Payable for offering costs	272,437
Payable for closed forward foreign currency exchange contracts	5,421,161
Unrealized losses on interest rate swap transactions	317,713
Advisory fee payable	56,243
Due to other related parties	5,113
Accrued expenses and other liabilities	229,075

Total liabilities	154,382,866

Preferred shares at redemption value
$25,000 liquidation value per share applicable to 16,000 shares,
including dividends payable of $165,392	400,165,392

Net assets applicable to common shareholders	$849,126,536

Net assets applicable to common shareholders represented by
Paid-in capital	$797,137,238
Undistributed net investment income	2,207,619
Accumulated net realized losses on securities, foreign currency related transactions
and interest rate swap transactions	(3,350,585)
Net unrealized gains on securities, foreign currency related transactions
and interest rate swap transactions	53,132,264

Net assets applicable to common shareholders	$849,126,536

Net asset value per share applicable to common shareholders
($849,126,536 divided by 42,055,000 common shares issued and outstanding)	$20.19

See Notes to Financial Statements

STATEMENT OF OPERATIONS

Year Ended October 31, 2004

Investment income
Interest	$72,266,993

Expenses
Advisory fee	6,702,388
Administrative services fee	609,308
Transfer agent fees	50,002
Trustees' fees and expenses	61,002
Printing and postage expenses	147,498
Custodian and accounting fees	530,314
Auction agent fees	965,395
Professional fees	48,109
Other	45,288

Total expenses	9,159,304
Less: Expense reductions	(7,044)

Net expenses	9,152,260

Net investment income	63,114,733

Net realized and unrealized gains or losses on securities,
foreign currency related transactions and interest rate
swap transactions
Net realized gains or losses on:
Securities	6,834,211
Foreign currency related transactions	6,699,459
Interest rate swap transactions	(4,669,323)

Net realized gains on securities, foreign currency related transactions and
interest rate swap transactions	8,864,347
Net change in unrealized gains or losses on securities, foreign currency
related transactions and interest rate swap transactions	35,892,661

Net realized and unrealized gains or losses on securities, foreign currency
related transactions and interest rate swap transactions	44,757,008

Dividends to preferred shareholders from net investment income	(5,556,148)

Net increase in net assets applicable to common shareholders resulting from operations	$102,315,593

See Notes to Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended October 31,

	2004	2003(a)

Operations
Net investment income	$ 63,114,733	$ 15,147,222
Net realized gains on securities, foreign currency related
transactions and interest rate swap transactions	8,864,347	2,735,410
Net change in unrealized gains or losses on securities,
foreign currency related transactions and interest
rate swap transactions	35,892,661	17,268,319
Dividends to preferred shareholders from net investment income	(5,556,148)	(836,549)

Net increase in net assets applicable to common shareholders
resulting from operations	102,315,593	34,314,402

Distributions to common shareholders from net investment income	(68,136,670)	(16,507,429)

Capital share transactions
Net proceeds from the issuance of common shares	0	744,900,000
Net proceeds from underwriters' over-allotment option exercised	0	58,133,000
Common share offering expenses charged to paid-in capital	0	(1,560,000)
Preferred share offering expenses charged to paid-in capital	0	(4,432,360)

Net increase in net assets resulting from capital share transactions	0	797,040,640

Total increase in net assets applicable to common shareholders	34,178,923	814,847,613
Net assets applicable to common shareholders
Beginning of period	814,947,613	100,000

End of period	$ 849,126,536	$ 814,947,613

Undistributed net investment income	$ 2,207,619	$ 2,581,691

(a) For the period from June 25, 2003 (commencement of operations), to October 31, 2003.

See Notes to Financial Statements

NOTES TO FINANCIAL STATEMENTS

1 .   O R G A N I Z AT I O N

Evergreen Managed Income Fund (the "Fund") was organized as a statutory trust under the laws of the state of Delaware on April 10, 2003 and is registered as a diversified closed-end management investment company under the Investment Company Act of 1940, as amended. The Fund's investment objective is to seek a high level of current income consistent with limiting its overall exposure to domestic interest rate risk.

2 .   S I G N I F I C A N T   A C C O U N T I N G   P O L I C I E S

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles in the United States of America, which require management to make estimates and assumptions that affect amounts reported herein. Actual results could differ from these estimates.

a. Valuation of investments

Portfolio debt securities acquired with more than 60 days to maturity are valued at prices obtained from an independent pricing service which takes into consideration such factors as similar security prices, yields, maturities, liquidity and ratings. Securities for which valuations are not available from an independent pricing service may be valued by brokers which use prices provided by market makers or estimates of market value obtained from yield data relating to investments or securities with similar characteristics.

Short-term securities with remaining maturities of 60 days or less at the time of purchase are valued at amortized cost, which approximates market value.

Investments in other mutual funds are valued at net asset value. Securities for which market quotations are not available or not reflective of current market value are valued at fair value as determined in good faith, according to procedures approved by the Board of Trustees.

b. Repurchase agreements

Securities pledged as collateral for repurchase agreements are held by the custodian bank or in a segregated account in the Fund's name until the agreements mature. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. However, in the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings. The Fund will only enter into repurchase agreements with banks and other financial institutions, which are deemed by the investment advisor to be creditworthy pursuant to guidelines established by the Board of Trustees.

c. Foreign currency translation

All assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of portfolio securities and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for that portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gains or losses on securities.

NOTES TO FINANCIAL STATEMENTS continued

d. Forward foreign currency contracts

A forward foreign currency contract is an agreement between two parties to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund enters into forward foreign currency contracts to facilitate transactions in foreign-denominated securities and to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. Forward foreign currency contracts are recorded at the forward rate and marked-to-market daily. When the contracts are closed, realized gains and losses arising from such transactions are recorded as realized gains or losses on foreign currency related transactions. The Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably.

e. When-issued and delayed delivery transactions

The Fund records when-issued or delayed delivery securities as of trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked-to-market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

f. Securities lending

The Fund may lend its securities to certain qualified brokers in order to earn additional income. The Fund receives compensation in the form of fees or interest earned on the investment of any cash collateral received. The Fund also continues to receive interest and dividends on the securities loaned. The Fund receives collateral in the form of cash or securities with a market value at least equal to the market value of the securities on loan, including accrued interest. In the event of default or bankruptcy by the borrower, the Fund could experience delays and costs in recovering the loaned securities or in gaining access to the collateral. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

g. Dollar roll transactions

The Fund may enter into dollar roll transactions with respect to mortgage-backed securities. In a dollar roll transaction, the Fund sells mortgage-backed securities to financial institutions and simultaneously agrees to accept substantially similar (same type, coupon and maturity) securities at a later date at an agreed upon price. The Fund will use the proceeds generated from the transactions to invest in short-term investments, which may enhance the Fund's current yield and total return. The Fund accounts for dollar roll transactions as purchases and sales.

h. Interest rate swaps

The Fund may enter into interest rate swap agreements to manage the Fund's exposure to interest rates. A swap agreement is an exchange of cash payments between the Fund and another party based on a notional principal amount. Cash payments or receipts are recorded as realized gains or losses. The value of the swap agreements is marked-to-market daily based upon quotations from market makers and any change in value is recorded as an unrealized gain or loss. The Fund could be exposed to risks if the counterparty defaults on its obligation to perform or if there are unfavorable changes in the fluctuation of interest rates.

NOTES TO FINANCIAL STATEMENTS continued

i. Security transactions and investment income

Security transactions are recorded on trade date. Realized gains and losses are computed using the specific cost of the security sold. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums. Foreign income and capital gains realized on some securities may be subject to foreign taxes, which are accrued as applicable.

j. Federal taxes

The Fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income, including any net capital gains (which have already been offset by available capital loss carryovers). Accordingly, no provision for federal taxes is required.

k. Distributions

Distributions to common shareholders from net investment income and net realized gains, if any, are recorded on the ex-dividend date. Such distributions are determined in conformity with income tax regulations, which may differ from generally accepted accounting principles.

Reclassifications have been made to the Fund's components of net assets to reflect income and gains available for distribution (or available capital loss carryovers, as applicable) under income tax regulations. The primary permanent differences causing such reclassifications are due to net realized foreign currency gains and losses, mortgage paydown gains and losses, interest rate swap payments, consent fees on tendered bonds and premium amortization.

3 .   A D V I S O R Y   F E E   A N D   O T H E R   T R A N S A C T I O N S   W I T H   A F F I L I AT E S

Evergreen Investment Management Company, LLC ("EIMC"), an indirect, wholly-owned subsidiary of Wachovia Corporation ("Wachovia"), is the investment advisor to the Fund and is paid an annual rate of 0.55% of the Fund's average daily net assets applicable to common shareholders. The advisory fee increases to 0.82% of the Fund's average daily net assets applicable to common shareholders once preferred shares are issued. For the year ended October 31, 2004, the Fund had preferred shares issued and outstanding.

Evergreen International Advisors, an indirect, wholly-owned subsidiary of Wachovia, is the investment sub-advisor to the foreign debt securities portion of the Fund and is paid by EIMC for its services to the Fund.

From time to time, EIMC may voluntarily or contractually waive its fee and/or reimburse expenses in order to limit operating expenses. For fee waivers and/or reimbursements made after January 1, 2003, EIMC may recoup any amounts waived and/or reimbursed up to a period of three years following the end of the fiscal year in which the fee waivers and/or reimbursements were made.

Evergreen Investment Services, Inc. ("EIS"), an indirect, wholly-owned subsidiary of Wachovia, is the administrator to the Fund. As administrator, EIS provides the Fund with facilities, equipment and personnel and is paid an administrative fee at an annual rate of 0.05% of the Fund's average daily total assets.

NOTES TO FINANCIAL STATEMENTS continued

4 .   C A P I T A L   S H A R E   T R A N S A C T I O N S

The Fund has authorized capital of 100,000,000 common shares with no par value. For the year ended October 31, 2004 and for the period from June 25, 2003 (commencement of operations), to October 31, 2003, the Fund issued 0 and 42,055,000 common shares, respectively.

5 .   S E C U R I T I E S   T R A N S A C T I O N S

Cost of purchases and proceeds from sales of investment securities (excluding short-term securities) were as follows for the year ended October 31, 2004:

Cost of Purchases		Proceeds from Sales

U.S.	Non-U.S.	U.S.	Non-U.S.
Government	Government	Government	Government

$ 205,144,019	$ 847,788,312	$115,771,097	$ 793,440,079

During the year ended October 31, 2004, the Fund loaned securities to certain brokers. At October 31, 2004, the value of securities on loan and the value of collateral amounted to $124,046,344 and $126,049,175, respectively. During the year ended October 31, 2004, the Fund earned $238,371 in income from securities lending which is included in interest income on the Statement of Operations.

At October 31, 2004, the Fund had the following open interest rate swap agreements:

			Cash Flows	Cash Flows
	Notional		Paid	Received	Unrealized
Expiration	Amount	Counterparty	by the Fund	by the Fund	Gain (Loss)

11/27/2006	$168,000,000	JPMorgan Chase & Co.	Fixed-2.79%	Floating-1.94%[1]	$ 499,120
11/26/2008	112,000,000	JPMorgan Chase & Co.	Fixed-3.582%	Floating-1.94%[1]	(317,713)

1 This rate represents the 1 month USD London InterBank Offered Rate (LIBOR) effective for the period of October 26, 2004 through November 26, 2004.

On October 31, 2004, the aggregate cost of securities for federal income tax purposes was $1,310,424,659. The gross unrealized appreciation and depreciation on securities based on tax cost was $330,931,939 and $281,150,260, respectively, with a net unrealized appreciation of $49,781,679.

6 .   D I S T R I B U T I O N S   T O   S H A R E H O L D E R S

As of October 31, 2004, the components of distributable earnings on a tax basis were as follows:

Undistributed
Ordinary	Unrealized
Income	Appreciation

$ 2,207,619	$ 49,781,679

The differences between the components of distributable earnings on a tax basis and the amounts reflected in the Statement of Assets and Liabilities are primarily due to premium amortization. Additionally, short-term capital gains are considered ordinary income for income tax purposes.

NOTES TO FINANCIAL STATEMENTS continued

The tax character of distributions paid was as follows:

	Year Ended October 31,

	2004	2003

Ordinary Income	$72,412,858	$17,343,978
Long-term Capital Gain	1,279,960	0

7 .   A U C T I O N   M A R K E T   P R E F E R R E D   S H A R E S

The Fund has issued 16,000 Auction Market Preferred Shares ("Preferred Shares") consisting of five series, each with a liquidation value of $25,000 plus accumulated but unpaid dividends (whether or not earned or declared). Dividends on each series of Preferred Shares are cumulative at a rate which is reset based on the result of an auction. The annualized dividend rate was 1.40% during the year ended October 31, 2004. The Fund will not declare, pay or set apart for payment any dividend to its common shareholders unless the Fund has declared and paid or contemporaneously declares and pays full cumulative dividends on each series of Preferred Shares through its most recent dividend payment date.

Each series of Preferred Shares is redeemable, in whole or in part, at the option of the Fund on any dividend payment date at $25,000 per share plus any accumulated or unpaid dividends (whether or not earned or declared). Each series of Preferred Shares is also subject to mandatory redemption at $25,000 per share plus any accumulated or unpaid dividends (whether or not earned or declared) if the requirement relating to the asset coverage with respect to the outstanding Preferred Shares would be less than 200%.

The holders of Preferred Shares have voting rights equal to the holders of the Fund's common shares and will vote together with holders of common shares as a single class. Holders of Preferred Shares, voting as a separate class, are entitled to elect two of the Fund's Trustees.

8 .   E X P E N S E   R E D U C T I O N S

Through expense offset arrangements with the Fund's custodian, a portion of fund expenses has been reduced.

9 .   D E F E R R E D   T R U S T E E S '   F E E S

Each Trustee of the Fund may defer any or all compensation related to performance of their duties as Trustees. The Trustees' deferred balances are allocated to deferral accounts, which are included in the accrued expenses for the Fund. The investment performance of the deferral accounts are based on the investment performance of certain Evergreen funds. Any gains earned or losses incurred in the deferral accounts are reported in the Fund's Trustees' fees and expenses. At the election of the Trustees, the deferral account will be paid either in one lump sum or in quarterly installments for up to ten years.

1 0 .   C O N C E N T R AT I O N   O F   R I S K

The Fund may invest a substantial portion of its assets in an industry, sector or foreign country and, therefore, may be more affected by changes in that industry, sector or foreign country than

NOTES TO FINANCIAL STATEMENTS continued

would be a comparable mutual fund that is not heavily weighted in any industry, sector or foreign country.

1 1 .    L I T I G AT I O N

From time to time, EIMC is involved in various legal actions in the normal course of business. In EIMC's opinion, it is not involved in any legal actions that will have a material effect on its ability to provide services to the Fund.

1 2 .   R E G U L AT O R Y   M AT T E R S

Since September 2003, governmental and self-regulatory authorities have instituted numerous ongoing investigations of various practices in the mutual fund industry, including investigations relating to revenue sharing, market-timing, late trading and record retention, among other things. The investigations cover investment advisors, distributors and transfer agents to mutual funds, as well as other firms. EIMC, EIS and Evergreen Service Company, LLC (collectively, "Evergreen") have received subpoenas and other requests for documents and testimony relating to these investigations, are endeavoring to comply with those requests, and are cooperating with the investigations. Evergreen is continuing its own internal review of policies, practices, procedures and personnel, and is taking remedial action where appropriate.

In connection with one of these investigations, on July 28, 2004, the staff of the Securities and Exchange Commission ("SEC") informed Evergreen that the staff intends to recommend to the SEC that it institute an enforcement action against Evergreen. The SEC staff 's proposed allegations relate to (i) an arrangement pursuant to which a broker at one of EIMC's affiliated broker-dealers had been authorized, apparently by an EIMC officer (no longer with EIMC), to engage in short-term trading, on behalf of a client, in Evergreen Mid Cap Growth Fund (formerly Evergreen Small Company Growth Fund and prior to that, known as Evergreen Emerging Growth Fund) during the period from December 2000 through April 2003, in excess of the limitations set forth in this fund's prospectus, (ii) short-term trading from September 2001 through January 2003, by a former Evergreen portfolio manager of Evergreen Precious Metals Fund, a fund he managed at the time, (iii) the sufficiency of systems for monitoring exchanges and enforcing exchange limitations as stated in each fund's prospectuses, and (iv) the adequacy of e-mail retention practices. In connection with the activity in Evergreen Mid Cap Growth Fund, EIMC reimbursed this fund $378,905, plus an additional $25,242, representing what EIMC calculated at that time to be the client's net gain and the fees earned by EIMC and the expenses incurred by this fund on the client's account. In connection with the activity in Evergreen Precious Metals Fund, EIMC reimbursed this fund $70,878, plus an additional $3,075, representing what EIMC calculated at that time to be the portfolio manager's net gain and the fees earned by EIMC and expenses incurred by this fund on the portfolio manager's account. Evergreen currently intends to make a written Wells submission explaining why it believes that no such enforcement action should be instituted, and Evergreen is engaging in discussions with the staff of the SEC concerning its recommendation.

NOTES TO FINANCIAL STATEMENTS continued

Any resolution of these matters with regulatory authorities may include, but not be limited to, sanctions, penalties or injunctions regarding Evergreen, restitution to mutual fund shareholders and/or other financial penalties and structural changes in the governance or management of Evergreen's mutual fund business. Any penalties or restitution will be paid by Evergreen and not by the Evergreen funds.

Evergreen does not believe the foregoing investigations and action will have a material adverse impact on the Evergreen funds. There can be no assurance, however, that these matters and any publicity surrounding or resulting from them will not result in reduced sales or increased redemptions of fund shares, which could increase fund transaction costs or operating expenses, or have other adverse consequences on the Evergreen funds.

1 3 .   S U B S E Q U E N T   D I S T R I B U T I O N S

On October 20, 2004, the Fund declared distributions from net investment income of $0.13084 per share, payable on December 1, 2004 to shareholders of record on November 15, 2004. On November 22, 2004, the Fund declared distributions from net investment income of $0.13084 per share, payable on January 3, 2004 to shareholders of record on December 15, 2004. These distributions are not reflected in the accompanying financial statements.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Board of Trustees and Shareholders Evergreen Managed Income Fund

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of the Evergreen Managed Income Fund, as of October 31, 2004, and the related statement of operations the year then ended, and statements of changes in net assets, and the financial highlights for each of the years or periods from June 25, 2003 (commencement of operations) to October 31, 2004. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of October 31, 2004 by correspondence with the custodian. As to securities purchased or sold but not yet received or delivered, we performed other appropriate auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Evergreen Managed Income Fund, as of October 31, 2004, the results of its operations, its cash flows, changes in its net assets and finan-cial highlights for the period from June 25, 2003 to October 31, 2004 for the period in conformity with accounting principles generally accepted in the United States of America.

Boston, Massachusetts
December 10, 2004

AUTOMATIC DIVIDEND REINVESTMENT PLAN (unaudited)

All common shareholders are eligible to participate in the Automatic Dividend Reinvestment Plan ("the Plan"). Pursuant to the Plan, unless a common shareholder is ineligible or elects otherwise, all cash dividends and capital gains distributions are automatically reinvested by EquiServe Trust Company, N.A., as agent for shareholders in administering the Plan ("Plan Agent"), in additional common shares of the Fund. Whenever the Fund declares an ordinary income dividend or a capital gain dividend (collectively referred to as "dividends") payable either in shares or in cash, non-participants in the Plan will receive cash, and participants in the Plan will receive the equivalent in shares of common shares. The shares are acquired by the Plan Agent for the participant's account, depending upon the circumstances described below, either (i) through receipt of additional unissued but authorized common shares from the Fund ("newly issued common shares") or (ii) by purchase of outstanding common shares on the open market (open-market purchases) on the American Stock Exchange or elsewhere. If, on the payment date for any dividend or distribution, the net asset value per share of the common shares is equal to or less than the market price per common share plus estimated brokerage commissions ("market premium"), the Plan Agent will invest the amount of such dividend or distribution in newly issued shares on behalf of the participant. The number of newly issued common shares to be credited to the participant's account will be determined by dividing the dollar amount of the dividend by the net asset value per share on the date the shares are issued, provided that the maximum discount from the then current market price per share on the date of issuance may not exceed 5%. If on the dividend payment date the net asset value per share is greater than the market value or market premium ("market discount"), the Plan Agent will invest the dividend amount in shares acquired on behalf of the participant in open-market purchases. There will be no brokerage charges with respect to shares issued directly by the Fund as a result of dividends or capital gains distributions payable either in shares or in cash. However, each participant will pay a pro rata share of brokerage commissions incurred with respect to the Plan Agent's open-market purchases in connection with the reinvestment of dividends. The automatic reinvestment of dividends and distributions will not relieve participants of any federal, state or local income tax that may be payable (or required to be withheld) on such dividends. All correspondence concerning the Plan should be directed to the Plan Agent at P.O. Box 43010, Providence, Rhode Island 02940-3010.

ADDITIONAL INFORMATION (unaudited)

F E D E R A L  TA X   D I S T R I B U T I O N S

Pursuant to Section 852 of the Internal Revenue Code, the Fund has designated aggregate capital gain distributions of $1,279,960 for the fiscal year ended October 31, 2004.

TRUSTEES AND OFFICERS
TRUSTEES1

Charles A. Austin III	Principal occupations: Investment Counselor, Anchor Capital Advisors, Inc. (investment advice);
Trustee	Director, The Andover Companies (insurance); Trustee, Arthritis Foundation of New England;
DOB: 10/23/1934	Director, The Francis Ouimet Society; Former Director, Health Development Corp. (fitness-
Term of office since: 1991	wellness centers); Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and
Other directorships: None	Cash Resource Trust; Former Investment Counselor, Appleton Partners, Inc. (investment advice);
Former Director, Executive Vice President and Treasurer, State Street Research & Management
Company (investment advice)

Shirley L. Fulton	Principal occupations: Partner, Helms, Henderson & Fulton, P.A. (law firm); Retired Senior
Trustee	Resident Superior Court Judge, 26th Judicial District, Charlotte, NC
DOB: 1/10/1952
Term of office since: 2004
Other directorships: None

K. Dun Gifford	Principal occupations: Chairman and President, Oldways Preservation and Exchange Trust
Trustee	(education); Trustee, Treasurer and Chairman of the Finance Committee, Cambridge College;
DOB: 10/23/1938	Former Chairman of the Board, Director, and Executive Vice President, The London Harness
Term of office since: 1974	Company (leather goods purveyor); Former Director, Mentor Income Fund, Inc.; Former Trustee,
Other directorships: None	Mentor Funds and Cash Resource Trust

Dr. Leroy Keith, Jr.	Principal occupations: Partner, Stonington Partners, Inc. (private investment firm); Trustee of
Trustee	Phoenix Series Fund, Phoenix Multi-Portfolio Fund, and The Phoenix Big Edge Series Fund;
DOB: 2/14/1939	Former Chairman of the Board and Chief Executive Officer, Carson Products Company
Term of office since: 1983	(manufacturing); Director, Obagi Medical Products Co.; Director, Lincoln Educational Services;
Other directorships: Trustee,	Director, Diversapack Co.; Former President, Morehouse College; Former Director, Mentor
Phoenix Series Fund, Phoenix	Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust
Multi-Portfolio Fund, and The
Phoenix Big Edge Series Fund

Gerald M. McDonnell	Principal occupations: Manager of Commercial Operations, SMI STEEL Co. – South Carolina
Trustee	(steel producer); Former Sales and Marketing Management, Nucor Steel Company; Former
DOB: 7/14/1939	Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust
Term of office since: 1988
Other directorships: None

William Walt Pettit	Principal occupations: Partner and Vice President, Kellam & Pettit, P.A. (law firm); Former
Trustee	Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust
DOB: 8/26/1955
Term of office since: 1984
Other directorships: None

David M. Richardson	Principal occupations: President, Richardson, Runden LLC (executive recruitment business
Trustee	development/consulting company); Consultant, Kennedy Information, Inc. (executive
DOB: 9/19/1941	recruitment information and research company); Consultant, AESC (The Association of Retained
Term of office since: 1982	Executive Search Consultants); Trustee, NDI Technologies, LLP (communications); Director, J&M
Other directorships: None	Cumming Paper Co. (paper merchandising); Former Vice Chairman, DHR International, Inc.
(executive recruitment); Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor
Funds and Cash Resource Trust

Dr. Russell A. Salton III	Principal occupations: President/CEO, AccessOne MedCard; Former Medical Director, Healthcare
Trustee	Resource Associates, Inc.; Former Medical Director, U.S. Health Care/Aetna Health Services;
DOB: 6/2/1947	Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource
Term of office since: 1984	Trust
Other directorships: None

TRUSTEES AND OFFICERS continued

Michael S. Scofield	Principal occupations: Attorney, Law Offices of Michael S. Scofield; Former Director, Mentor
Trustee	Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust
DOB: 2/20/1943
Term of office since: 1984
Other directorships: None

Richard J. Shima	Principal occupations: Independent Consultant; Director, Trust Company of CT; Trustee, Saint
Trustee	Joseph College (CT); Director, Hartford Hospital; Trustee, Greater Hartford YMCA; Former
DOB: 8/11/1939	Director, Enhance Financial Services, Inc.; Former Director, Old State House Association; Former
Term of office since: 1993	Director of CTG Resources, Inc. (natural gas); Former Director, Mentor Income Fund, Inc.; Former
Other directorships: None	Trustee, Mentor Funds and Cash Resource Trust

Richard K. Wagoner, CFA [2]	Principal occupations: Member and Former President, North Carolina Securities Traders
Trustee	Association; Member, Financial Analysts Society; Former Consultant to the Boards of Trustees of
DOB: 12/12/1937	the Evergreen funds; Former Trustee, Mentor Funds and Cash Resource Trust
Term of office since: 1999
Other directorships: None

OFFICERS

Dennis H. Ferro [3]	Principal occupations: President and Chief Executive Officer, Evergreen Investment Company,
President	Inc. and Executive Vice President, Wachovia Bank, N.A.; former Chief Investment Officer,
DOB: 6/20/1945	Evergreen Investment Company, Inc.
Term of office since: 2003

Carol Kosel [4]	Principal occupations: Senior Vice President, Evergreen Investment Services, Inc.
Treasurer
DOB: 12/25/1963
Term of office since: 1999

Michael H. Koonce [4]	Principal occupations: Senior Vice President and General Counsel, Evergreen Investment
Secretary	Services, Inc.; Senior Vice President and Assistant General Counsel, Wachovia Corporation
DOB: 4/20/1960
Term of office since: 2000

James Angelos [4]	Principal occupations: Chief Compliance Officer and Senior Vice President, Evergreen Funds;
Chief Compliance Officer	Former Director of Compliance, Evergreen Investment Services, Inc.
DOB: 9/2/1947
Term of office since: 2004

1 The Board of Trustees is classified into three classes of which one class is elected annually. Each Trustee serves a three year term concurrent with the class from which the trustee is elected. Each Trustee oversees 93 Evergreen funds. Correspondence for each
Trustee may be sent to Evergreen Board of Trustees, P.O. Box 20083, Charlotte, NC 28202.
2 Mr. Wagoner is an "interested person" of the Fund because of his ownership of shares in Wachovia Corporation, the parent to the
Fund's investment advisor.
3 The address of the Officer is 401 S. Tryon Street, 20th Floor, Charlotte, NC 28288.
4 The address of the Officer is 200 Berkeley Street, Boston, MA 02116.
Additional information about the Fund's Board of Trustees and Officers can be found in the Statement of Additional Information (SAI) and is available upon request without charge by calling 800.343.2898.

568263  Rev 1   12/2004

Item 2 - Code of Ethics

(a) The Registrant has adopted a code of ethics that applies to the Registrant's principal executive officer and principal financial officer.

(b) During the period covered by this report, there were no amendments to the provisions of the code of ethics adopted in 2.(a) above.

(c) During the period covered by this report, there were no implicit or explicit waivers to the provisions of the code of ethics adopted in 2.(a) above.

Item 3 - Audit Committee Financial Expert

Charles A. Austin III and K. Dun Gifford have been determined by the Registrant's Board of Trustees to be audit committee financial experts within the meaning of Section 407 of the Sarbanes-Oxley Act. These financial experts are independent of management.

Items 4 – Principal Accountant Fees and Services

The following table represents fees for professional audit services rendered by KPMG LLP, for the audit of the Registrant's annual financial statements for the fiscal years ended Octobere 31, 2003 and October 31, 2004, and fees billed for other services rendered by KPMG LLP.

	2003	2004
Audit fees	$0	$24,000
Audit-related fees (1)	20,500	12,500

Audit and audit-related fees	20,500	36,500
Tax fees	0	0
All other fees	0	0

Total fees	$20,500	$36,500

(1) Audit-related fees include seed money audit and various agreed upon procedures related to closed-end funds.

Evergreen Funds
Evergreen Income Advantage Fund
Evergreen Managed Income Fund

Audit and Non-Audit Services Pre-Approval Policy

I. Statement of Principles

Under the Sarbanes-Oxley Act of 2002 (the "Act"), the Audit Committee of the Board of

Trustees/Directors is responsible for the appointment, compensation and oversight of the work of the independent auditor. As part of this responsibility, the Audit Committee is required to pre-approve the audit and non-audit services performed by the independent auditor in order to assure that they do not impair the auditor's independence from the Funds. To implement these provisions of the Act, the Securities and Exchange Commission (the "SEC") has issued rules specifying the types of services that an independent auditor may not provide to its audit client, as well as the audit committee's administration of the engagement of the independent auditor. Accordingly, the Audit Committee has adopted, and the Board of Trustees/Directors has ratified, the Audit and Non-Audit Services Pre Approval Policy (the "Policy"), which sets forth the procedures and the conditions pursuant to which services proposed to be performed by the independent auditor may be pre-approved.

The SEC's rules establish two different approaches to pre-approving services, which the SEC considers to be equally valid. Proposed services either: may be pre-approved without consideration of specific case-by-case services by the Audit Committee ("general pre-approval"); or require the specific pre-approval of the Audit Committee ("specified pre-approval"). The Audit Committee believes that the combination of these two approaches in this Policy will result in an effective and efficient procedure to pre-approve services performed by the independent auditor. As set forth in this Policy, unless a type of service has received general pre-approval, it will require specific pre-approval by the Audit Committee if it is to be provided by the independent auditor. Any proposed services exceeding pre-approved cost levels or budgeted amounts will also require specific pre-approval by the Audit Committee.

For both types of pre-approval, the Audit Committee will consider whether such services are consistent with the SEC's rules on auditor independence. The Audit Committee will also consider whether the independent auditor is best positioned to provide the most effective and efficient service, for reasons such as its familiarity with the Funds' business people, culture, accounting systems, risk profile and other factors, and whether the service might enhance the Funds' ability to manage or control risk or improve audit quality. All such factors will be considered as a whole, and no one factor should necessarily be determinative.

The Audit Committee is also mindful of the relationship between fees for audit and non-audit services in deciding whether to pre-approve any such services and may determine, for each fiscal year, the ratio between the total amount of fees for Audit, Audit-related and Tax services and the total amount of fees for certain permissible non-audit services classified as All Other services.

The appendices to this Policy describe the Audit, Audit-related, Tax and All Other services that have the general pre-approval of the Audit Committee. The term of any general pre-approval is 12 months from the date of pre-approval, unless the Audit Committee considers a different period and states otherwise. The Audit Committee will annually review and pre-approve the services that may be provided by the independent auditor without obtaining specific pre-approval from the Audit Committee. The Audit Committee will add or subtract to the list of general pre-approved services from time to time, based on subsequent determinations.

The purpose of this Policy is to set forth the procedures by which the Audit Committee intends to fulfill its responsibilities. It does not delegate the Audit Committee's responsibilities to pre-approve services performed by the independent auditor to management.

The independent auditor has reviewed this Policy and believes that implementation of the policy will not adversely affect the auditor's independence.

II. Delegation

As provided in the Act and the SEC's rules, the Audit Committee may delegate either type of pre-approval authority to one or more of its members. The member to whom such authority is delegated must report, for informational purposes only, any pre-approval decisions of the Audit Committee at its next scheduled meeting.

III. Audit Services

The annual Audit services engagement terms and fees will be subject to the specific pre-approval of the Audit Committee. Audit services include the annual financial statement audit and other procedures required to be performed by the independent auditor to be able to form an opinion on the Funds' financial statements. These other procedures include information systems and procedural reviews and testing performed in order to understand and place reliance on the systems of internal control, and consultations relating to the audit. Audit services also include the attestation engagement for the independent auditor's report on management's report on internal controls for financial reporting. The Audit Committee will monitor the Audit services engagement as necessary, but no less than on a quarterly basis, and will also approve, if necessary, any changes in terms, conditions and fees resulting from changes in audit scope, Fund service providers or other items.

In addition to the annual Audit services engagement approved by the Audit Committee, the Audit Committee may grant general pre-approval to other Audit services, which are those services that only the independent auditor reasonably can provide. Other Audit services may include services associated with SEC registration statements, periodic reports and other documents filed with the SEC or other documents issued in connection with mergers or acquisitions.

The Audit Committee has pre-approved the Audit services in Appendix A. All other audit services not listed in Appendix A must be specifically pre-approved by the Audit Committee.

IV. Audit-related Services

Audit –related services are assurance and related services that are reasonably related to the performance of the audit or review of the Funds' financial statements or that are traditionally performed by the independent auditor. Because the Audit Committee believes that the provision of Audit-related services does not impair the independence of the auditor and is consistent with SEC's rules on auditor independence, the Audit Committee may grant general pre-approval to Audit-related services. Audit-related services include, among others, due diligence services pertaining to potential business acquisitions/dispositions; accounting consultations related to accounting, financial reporting or disclosure matters not classified as "Audit services"; assistance with understanding and implementing new accounting and financial reporting guidance from rulemaking authorities; agreed-upon or expanded audit procedures related to accounting records required to respond to or comply with financial, accounting or regulatory reporting matters; and assistance with internal control reporting requirements.

The Audit Committee has pre-approved the Audit-related services in Appendix B. All other Audit-related services not listed in appendix B must be specifically pre-approved by the Audit Committee.

V. Tax Services

The Audit Committee believes that the independent auditor can provide Tax services to the Funds such as tax compliance, tax planning and tax advice without impairing the auditor's independence, and the SEC has stated that the independent auditor may provide such services. Hence, the Audit Committee believes it may grant general pre-approval to those Tax services that have historically been provided by the auditor, that the Audit Committee has reviewed and believes would not impair the independence of the auditor, and that are consistent with the SEC's rules on auditor independence. The Audit Committee will not permit the retention of the independent auditor in connection with a transaction initially recommended by the independent auditor, the sole business purpose of which may be tax avoidance and the tax treatment of which may not be supported in the Internal Revenue Code and related regulations. The Audit Committee will consult with the Director of Fund Administration, the Vice President of Tax Services or outside counsel to determine that the tax planning and reporting positions are consistent with this policy.

Pursuant to the preceding paragraph, the Audit Committee has pre-approved the Tax services in Appendix C. All Tax services involving large and complex transactions not listed in Appendix C must be specifically pre-approved by the Audit Committee, including: tax services proposed to be provide by the independent auditor to any executive officer or director of the Funds, in his or her individual capacity, where such services are paid for by the Funds or the investment advisor.

VI. All Other Services

The Audit Committee believes, based on the SEC's rules prohibiting the independent auditor from providing specific non-audit services, that other types of non-audit services are permitted. Accordingly, the Audit Committee believes it may grant general pre-approval to those permissible non-audit services classified as All Other services that it believes are routine and recurring services, would not impair the independence of the auditor and are consistent with the SEC's rules on auditor independence.

The Audit Committee has pre-approved the All Other services in appendix D. Permissible All Other services not listed in Appendix D must be specifically pre-approved by the Audit Committee.

A list of the SEC's prohibited non-audit services is attached to this policy as Exhibit 1. The SEC's rules and relevant guidance should be consulted to determine the precise definitions of these services and the applicability of exceptions to certain of the prohibitions.

VII. Pre-Approval Fee Levels or Budgeted Amounts

Pre-approval fee levels or budgeted amounts for all services to be provided by the independent auditor will be established annually by the Audit Committee. Any proposed services exceeding these levels or amounts will require specific pre-approval by the Audit Committee. The Audit Committee is mindful of the overall relationship of fees for audit and non-audit services in determining whether to pre-approve any such services. For each fiscal year, the Audit Committee may determine to ratio between the total amount of fees for Audit, Audit-related and Tax services, and the total amount of fees for services classified as All Other services.

VIII. Procedures

All requests or applications for services to be provided by the independent auditor that do not require specific approval by the Audit Committee will be submitted to the Director of Fund Administration or Assistant Director of Fund Administration and must include a detailed description of the services to be rendered. The Director/Assistant Director of Fund Administration will determine whether such services are included within the list of services that have received the general pre-approval of the Audit Committee. The Audit Committee will be informed on a quarterly basis (or more frequent if requested by the audit committee) of any such services rendered by the independent auditor.

Request or applications to provide services that require specific approval by the Audit Committee will be submitted to the Audit Committee by both the independent auditor and the Director/Assistant Director of Fund Administration, and must include a joint statement as to whether, in their view, the request or application is consistent with the SEC's rules on auditor independence.

The Audit Committee has designated the Chief Compliance Officer to monitor the performance of all services provided by the independent auditor and to determine whether such services are in compliance with this policy. The Chief Compliance Officer will report to the Audit Committee on a periodic basis on the results of its monitoring. Both the Chief Compliance Officer and management will immediately report to the chairman of the Audit Committee any breach of this policy that comes to the attention of the Chief Compliance Officer or any member of management.

The Audit Committee will also review the internal auditor's annual internal audit plan to determine that the plan provides for the monitoring of the independent auditor's services.

IX. Additional Requirements

The Audit Committee has determined to take additional measures on an annual basis to meet its responsibility to oversee the work of the independent auditor and to assure the auditor's independence from the Funds, such as reviewing a formal written statement from the independent auditor delineating all relationships between the independent auditor and the Funds, the Funds' investment advisor and related parties of the investment advisor, consistent with Independence Standards Board Standard No. 1, and discussing with the independent auditor its methods and procedures for ensuring independence.

Items 5 – Audit Committee of Listed Registrants

If applicable, not applicable at this time. Applicable for annual reports covering periods ending on or after the compliance date for the listing standards applicable to the particular issuer. Listed issuers must be in compliance with the new listing rules by the earlier of the registrant's first annual shareholders meeting after January 15, 2004 or October 31, 2004.

Item 6 – Schedule of Investments

Please see schedule of investments contained in the Report to Stockholders included under Item 1 of this Form N-CSR.

Item 7 – Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

The Registrant has delegated the voting of proxies relating to its voting securities to its investment advisor, Evergreen Investment Management Company, LLC (the "Advisor"). The proxy voting policies and procedures of the Advisor are included as an exhibit hereto.

Item 8 – Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Item 9 – Submission of Matters to a Vote of Security Holders

If applicable, not applicable at this time.

Item 10 - Controls and Procedures

(a) The Registrant's Principal Executive Officer and Principal Financial Officer have evaluated the Registrant's disclosure controls and procedures within 90 days of this filing and have concluded that the Registrant's disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the Registrant in this Form N-CSR was recorded, processed, summarized, and reported timely.

(b) There were no significant changes in the Registrant's internal controls or other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 11 - Exhibits

File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit.

(b)(1) Separate certifications for the Registrant's principal executive officer and principal financial officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached as EX99.CERT.

(b)(2) Separate certifications for the Registrant's principal executive officer and principal financial officer, as required by Section 1350 of Title 18 of United States Code, as adopted pursuant to Section 906 of the Sarbanes-Oxley Act of 2002, and Rule 30a-2(b) under the Investment Company Act of 1940, are attached as EX99.906CERT. The certifications furnished pursuant to this paragraph are not deemed to be "filed" for purposes of Section 18 of the Securities Exchange Act of 1934, or otherwise subject to the liability of that section. Such certifications are not deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Securities Exchange Act of 1934, except to the extent that the Registrant specifically incorporates them by reference.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Evergreen Managed Income Fund

By: _______________________
Dennis H. Ferro,
Principal Executive Officer

Date: 12/29/2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: _______________________
Dennis H. Ferro,
Principal Executive Officer

Date: 12/29/2004

By: ________________________
Carol A. Kosel
Principal Financial Officer

Date: 12/29/2004